Cash Flow Information - Summary of Supplier Financing Arrangements - Received Payment (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	$ 1,056,486	$ 32,220	$ 1,284,202